Noncontrolling Interests (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deconsolidation of subsidiaries:
Gains (losses) recognized due to deconsolidated of subsidiaries	¥ (17,585)	¥ (9,492)	¥ (10,323)